Balances under contracts with customers and other ifrs 15 disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 9,024.0	€ 8,339.0	€ 7,385.0
Construction division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,091.0	6,909.0	6,287.0
Toll roads division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,236.0	1,071.0	765.0
Airports division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90.0	8.0	5.0
Corporation division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	607.0	351.0	328.0
Completed work pending certification [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	573.0	446.0	406.0
Increase decrease in customer contract balances exchange rate	10.0	2.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	118.0	38.0
Retentions member [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	191.0	160.0	141.0
Increase decrease in customer contract balances exchange rate	3.0	1.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	28.0	18.0
Total customer contract assets [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	764.0	606.0	547.0
Increase decrease in customer contract balances exchange rate	13.0	3.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	146.0	56.0
Work certified in advance [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	1,227.0	1,124.0	962.0
Increase decrease in customer contract balances exchange rate	26.0	(3.0)
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	77.0	165.0
Advance payments [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	392.0	406.0	402.0
Increase decrease in customer contract balances exchange rate	1.0	5.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	(14.0)	(1.0)
Total customer contract liabilities [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	1,619.0	1,530.0	€ 1,364.0
Increase decrease in customer contract balances exchange rate	27.0	2.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	€ 63.0	€ 164.0